Treasury Shares (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 22, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Feb. 11, 2025	Dec. 27, 2024
Treasury Shares [Line Items]
Repurchased shares		9,453,419
Repurchased shares value		$ 25,000	$ 9,585
Shares formally cancelled	3,302,194			6,151,225
Buyback [Member]
Treasury Shares [Line Items]
Aggregate amount of share repurchase program							$ 10,000
Repurchased shares				3,302,194	3,302,194
Repurchased shares value				$ 10,000	$ 10,000
Second Buyback [Member]
Treasury Shares [Line Items]
Aggregate amount of share repurchase program						$ 15,000
Repurchased shares				6,151,225
Repurchased shares value				$ 15,000